Prepayments and other current assets (Tables)	12 Months Ended
Mar. 31, 2024
Prepayments And Other Current Assets
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consisted of the following:
	As of March 31,
	2024	2023
Prepaid service fees	$1,000,744	$1,136,769
Total	$1,000,744	$1,136,769